FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT - Disclosure of Detailed Information About Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Marketable securities	$ 62,380	$ 34,528
Carrying value [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	62,380	34,528
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	61,749	33,426
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	$ 631	$ 1,102